COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 12 – COMMON STOCK

On September 9, 2015, the Company’s Board of Directors unanimously approved a 1-for-50 reverse stock split (the “Reverse Stock Split”) of the Company’s authorized, issued and outstanding shares of common stock, par value $0.0001 per share. The Reverse Stock Split was previously approved by a majority of the Company’s shareholders by written consent on July 7, 2015.  The Company effected the Reverse Stock Split by filing a Certificate of Amendment (the “Amendment”) to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware.   The Reverse Split became effective as of 12:01 a.m. Eastern Time on October 14, 2015 (the “Effective Date”).  At the Effective Time, every 50 shares of Common Stock issued and outstanding were automatically combined into one share of issued and outstanding Common Stock, without any change in the par value.  The financial statements and related notes retrospectively reflect the effect of the 1-for-50 reverse stock split.

The Company effected the Reverse Stock Split in connection with its application to list its Common Stock and Warrants on the NASDAQ Capital Market. On November 13, 2015, the Company’s common stock and warrants commenced trading on the NASDAQ Capital Market under the symbols COYN and COYNW, respectively.

During the nine-months ended September 30, 2015, the Company issued a total of 68,519 shares of common stock as described below:

1)	The Company issued 6,960 shares of common stock upon the exercise of outstanding warrants, for an aggregate exercise price of $99,600 (See Note 15).

2)
In September 2014, the Company received a total of $24,000 from holders of warrants to purchase of 2,400 shares of common stock for the exercise of those warrants.  The exercise price of the warrants was $10.00 per share.  At the warrant holders’ request, the Company agreed to not issue the shares of common stock for a period of six months following the date of exercise.  Accordingly, the shares were issued during 2015.

3)	The Company issued 3,000 shares of common stock and associated warrants pursuant to a $15,000 deposit received in fiscal year 2014 from a single investor (See Note 15).

4)	In April 2015, the Company issued 6,500 shares of common stock associated with the conversion of a $65,000 convertible note.

5)
In March 2015, the Company received $8,000 from a single holder of a warrant to purchase 800 shares of common stock for the exercise of that warrant at the exercise price of $10.00 per share.  The Company issued the shares of common stock in April 2015.

6)
In March 2015, the Company received a deposit from a single investor totaling $5,000 for the purchase of 1,000 shares of common stock and associated warrants.  These shares were issued in May 2015.  The term of the warrants is four years, and the exercise price is $19.00 per share, representing the average closing price of the Company’s stock for the 20 trading days preceding the deposit date.  The warrants will have no value assigned to them because the warrants are being issued as a unit with the shares of common stock.  This is consistent with the provisions of ASC 718.

7)	The Company issued 338 shares of common stock and associated warrants on June 19, 2015 for cash received of $1,690 in June 2015, at $9.50 per share.

8)	The Company issued 12,333 shares of common stock for services rendered of $92,500 in September 2015 at $7.50 per share.

9)	The Company issued 2,000 shares of common stock for services rendered of $17,000 in September 2015 at $8.50 per share.

10)	The Company issued 29,097 shares of common stock for convertible notes of $272,323 in September 2015 at $9.50 per share.

11)	The Company issued 1,091 shares of common stock for a note payable of $21,273 in September 2015 at $19.50 per share.

Also, the Company recorded contributed capital of $59,250 during the period related to the forfeiture of contractual compensation involving the Company’s two co-founders.

NOTE 11 -       COMMON STOCK

For the twelve months period ended December 31 2014, the Company issued a total of 424,862 shares of common stock, along with warrants to purchase 87,572 shares of common stock, to investors for an aggregate cash purchase price of $2,124,310, or $5.00 per share purchased, net of $40,195 in related costs.    Most of the warrants issued with the common stock provide for a twenty percent coverage, a four-year term and a specified exercise price ranging from $5.00 to $22.50 per share.  There were two exceptions to the preceding statement: one, an individual investment for $500,000 was made in exchange for 100,000 shares of common stock and warrants to purchase 25,000 shares of common stock (or twenty-five percent warrant coverage), with an exercise price of $10.00 per share and an optional, cashless exercise feature; and two, an individual investment for $120,000 in which no warrants were issued.

In 2014, the Company also issued 12,000 shares of its common stock, and warrants to purchase 2,400 shares of its common stock (with an exercise price of $5.00 per share), in exchange for $60,000 of services, $31,835 of which services had been performed at the date of issuance and $28,165 of which had yet to be performed.  Those services were subsequently performed.

On October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for general financial advisory and investment banker services.  As a part of the agreement, the Company issued 47,500 shares of its common stock to the third party provider.  The recipient of the stock is required to hold the stock for a specified period of time.  The fair value of the stock grant was $997,500, determined by multiplying 47,500 shares times that day’s closing price of $21.00 per share (as adjusted for the reverse stock split).  This non-cash expense was recorded as general and administrative expense in the Company’s Statement of Operations.

Also on October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for advisory services.  Compensation for the agreement called for the Company to issue a 2,500 stock grant for vested shares of the Company’s common stock.  The recipient of the stock grant is required to hold the stock for a specified period of time.  The fair value of the stock grant was $52,500, determined by multiplying 2,500 shares times that day’s closing price of $21.00 per share.  This non-cash expense was recorded as general and administrative expense in the Company’s Statement of Operations.

The Company also issued 43,097 shares of its common stock upon the conversion of $215,485 in principal and accrued interest of outstanding convertible notes during the period (See Note 9).

The Company also issued 6,800 shares of its common stock upon the exercise of outstanding warrants, for an aggregate purchase price of $44,000, during the period (See Note 14).

During 2013, the Company received gross proceeds totaling $346,930 from sixteen individual investors in a private placement.  The private placement was completed pursuant to a series of subscription agreements between the Company and the investors.  Pursuant to the terms of the subscription agreements, the Company agreed to sell to the investors an aggregate of 68,386 shares of the Company’s common stock and detachable four-year warrants to purchase an aggregate of 13,877 shares of common stock.

Also during 2013, the Company issued 70,000 shares of common stock and associated warrants following the receipt of a $7,000 deposit in 2012 from a single investor.

In connection with the 2013 private placement, the Company received a series of small deposits from a single investor totaling $1,500 in 2013 for shares of common stock and associated warrants, which the Company expects to issue in 2015.

For the 2013 private placement, the common stock and the warrants were sold as an equity unit, with each investor who purchased shares of the Company’s common stock receiving a warrant to purchase one share of common stock (with an exercise price of $5.00 per share) for every five shares of common stock purchased by such investor.  The purchase price for each equity unit was $5.00 per share of common stock purchased.

During 2013, the Company recorded amortization of a restricted stock grant of $45,000 involving a stock grant of 40,000 restricted shares of common stock valued at $180,000, or $4.50 per share, and issued in the second quarter of 2011.  The restricted shares vested pro-rata and quarterly over three years and became fully vested in 2013.

The Company also recorded contributed capital of $79,000 during each of the years ended December 31, 2014 and 2013, related to the forfeiture of contractual compensation involving the Company’s two co-founders.